Share capital	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Share capital
5.	Share capital

	Number of Shares (in thousands)
	Authorized	Outstanding	Amount

Common Shares - without par value
Balance as at December 31, 2011 and December 31, 2010	Unlimited	34,698	$38,226
[1]

[1]	Stated in Canadian dollars except tabular amounts in thousands of Canadian dollars